United States
Securities Exchange Commission
Washington DC20549
Form 13F

Report for The Calendar Year end or Quarter Year End :
31 December 2005

Check here if Amendment [ ]  Amendment number[ ]
Institutional Manager filing this report
Horseman Capital Management Ltd
9 Chester Close
London SW1X 7BE
UK


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it , that all information contained herein is true, correct and complete, and that it is understoood that all required items, statements schedules, lists, and tables are considered parts of this form.

Name:		Christopher Parker Harrison
Title:		Director
Phone:		+44 207 838 7580

Signature,  Place, and Date of Signing:

C P Harrison [signature]
London [city/state]
35:    24 January 2006 [date]
31:  		[
33:     Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report).

[  ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting
      manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

<c><c>			Value	Shares	Investment	Other	Voting
Name of Issuer	Title of Class	ID_CUSIP	(x$1000)	No.	Discretion	Managers	Authority
APPLE COMPUTER INC	Common Share	037833100	10783.5	150000	YES	None	Sole
ACE LTD	Common Share	KYG0070K1031	8633.232	161550	YES	None	Sole
ARCHER-DANIELS-MIDLAND CO	Common Share	039483102	14445.828	585800	YES	None	Sole
AGRIUM INC	Common Share	008916108	11258.88	512000	YES	None	Sole
ALLSTATE CORP	Common Share	020002101	22120.037	409100	YES	None	Sole
APACHE CORP	Common Share	037411105	29083.9992	424460	YES	None	Sole
BANK OF AMERICA CORP	Common Share	060505104	11525	250000	YES	None	Sole
BECTON DICKINSON & CO	Common Share	075887109	11835.76	197000	YES	None	Sole
BURLINGTON NORTHERN SANTA FE	Common Share	12189T104	30537.584	431200	YES	None	Sole
BURLINGTON RESOURCES INC	Common Share	122014103	16576.26	192300	YES	None	Sole
CATERPILLAR INC	Common Share	149123101	18497.954	320200	YES	None	Sole
CHESAPEAKE ENERGY CORP	Common Share	165167107	27846.248	877600	YES	None	Sole
CONOCOPHILLIPS	Common Share	20825C104	39114.414	672300	YES	None	Sole
April 06 Calls on CSCO US	Common Share	17275R9DW	29.6	370	YES	None	Sole
DEERE & CO	Common Share	244199105	10236.933	150300	YES	None	Sole
DR HORTON INC	Common Share	23331A109	12986.60445	363465	YES	None	Sole
DAEWOO SHIPBUILDING-GDR 144A	Common Share	23373A207	14838.81188	272000	YES	None	Sole
DIANA SHIPPING INC	Common Share	MHY2066G1044	2572	200000	YES	None	Sole
DEVON ENERGY CORPORATION	Common Share	25179M103	32208.1	515000	YES	None	Sole
LENNAR CORP-CL A	Common Share	526057104	15413.652	252600	YES	None	Sole
May 06 Calls on LEN US	Option	5260579EJ	205.9	142	YES	None	Sole
LOUISIANA-PACIFIC CORP	Common Share	546347105	9526.596	346800	YES	None	Sole
METLIFE INC	Common Share	59156R108	15670.2	319800	YES	None	Sole
MACQUARIE INFRASTRUCTURE CO	Common Share	55607X108	0	0	YES	None	Sole
MAVERICK TUBE CORP	Common Share	577914104	10363.6	260000	YES	None	Sole
NORFOLK SOUTHERN CORP	Common Share	655844108	23316.083	520100	YES	None	Sole
January 06 Calls on PD US	Common Share	7172659AB	135.6	40	YES	None	Sole
PULTE HOMES INC	Common Share	745867101	18743.232	476200	YES	None	Sole
POSCO-ADR	Common Share	693483109	13139.954	265400	YES	None	Sole
EVEREST RE GROUP LTD	Common Share	BMG3223R1088	14179.455	141300	YES	None	Sole
REINSURANCE GROUP OF AMERICA	Common Share	759351109	9552	200000	YES	None	Sole
SHIP FINANCE INTL LTD	Common Share	BMG810751062	5936.95728	350884	YES	None	Sole
TALISMAN ENERGY INC	Common Share	87425E103	18312.344	346300	YES	None	Sole
TORCHMARK CORP	Common Share	891027104	12826.92	230700	YES	None	Sole
USINAS SIDERURG MINAS-SP ADR	Common Share	917302200	13324.49957	560300	YES	None	Sole
UNITED STATES STEEL CORP	Common Share	912909108	721.05	15000	YES	None	Sole
January 06 Calls on X US	Option	9129099AJ	69.46	604	YES	None	Sole